Supplement to the John Hancock Equity Funds Prospectus dated March 1, 2004 as revised October 1, 2004

On page 40, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

January 11, 2005

Supplement to the John Hancock Retirement Funds Prospectus dated October 1, 2004

On page 22, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


January 11, 2005

Supplement to the John Hancock Equity Funds Institutional Class I Prospectus dated March 1, 2004 as revised July 15, 2004

On page 28, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

January 11, 2005

Supplement to the John Hancock Sector Funds Prospectus dated March 1, 2004 as revised July 15, 2004

On page 22, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


January 11, 2005

Supplement to the John Hancock Sector Funds Institutional Class I Prospectus dated March 1, 2004

On page 12, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

January 11, 2005

                        John Hancock Regional Bank Fund
             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                  Dated March 1, 2004 as revised July 15, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").


-----------------------------------------------------------------------------------------------------------------------
                             Position(s)   Trustee/                                                    Number of John
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Hancock Funds
And Age                      Fund          since(2)    Directorships During Past 5 Years               Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner            Chairman      2004        Chairman and Trustee, Dunwoody Village, Inc.              49
Born: 1938                   and Trustee               (retirement services) (until 2003); Senior
                                                       Vice President and Chief Financial Officer, UGI
                                                       Corporation (public utility holding company)
                                                       (retired 1998); Vice President and Director
                                                       for AmeriGas, Inc. (retired 1998); Director
                                                       of AmeriGas Partners, L.P. (until 1997)(gas
                                                       distribution); Director, EnergyNorth, Inc. (until
                                                       1995); Director, Parks and History Association
                                                       (since 2001).
-----------------------------------------------------------------------------------------------------------------------
James F. Carlin              Trustee       2005        Director and Treasurer, Alpha Analytical                  47
Born:  1940                                            Laboratories (chemical analysis); Part Owner
                                                       and Treasurer, Lawrence Carlin Insurance
                                                       Agency, Inc. (since 1995); Part Owner and
                                                       Vice President, Mone Lawrence Carlin
                                                       Insurance Agency, Inc. (since 1996);
                                                       Director/Treasurer, Rizzo Associates (until
                                                       2000);  Chairman and CEO, Carlin
                                                       Consolidated, Inc. (management/investments);
                                                       Director/Partner, Proctor Carlin & Co., Inc.
                                                       (until 1999); Trustee, Massachusetts Health
                                                       and Education Tax Exempt Trust; Director of
                                                       the following:  Uno Restaurant Corp. (until
                                                       2001), Arbella Mutual (insurance) (until
                                                       2000), HealthPlan Services, Inc. (until
                                                       1999), Flagship Healthcare, Inc. (until
                                                       1999), Carlin Insurance Agency, Inc. (until
                                                       1999); Chairman, Massachusetts Board of
                                                       Higher Education (until 1999).
-----------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       1996        President and Chief Executive Officer,                    39
Born:  1935                                            Brookline Bancorp., Inc. (lending) (since
                                                       1972); Chairman and Director, Lumber
                                                       Insurance Co. (insurance) (until 2000);
                                                       Chairman and Director, Northeast Retirement
                                                       Services, Inc. (retirement administration)
                                                      (since 1998).

-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-----------------------------------------------------------------------------------------------------------------------
                             Position(s)   Trustee/                                                    Number of John
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Hancock Funds
And Age                      Fund          since(2)    Directorships During Past 5 Years               Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       1996        Vice President, Senior Banker and Senior                  39
Born:  1933                                            Credit Officer, Citibank, N.A. (banking)
                                                       (retired 1991); Executive Vice President,
                                                       Citadel Group Representatives, Inc.;
                                                       (financial reinsurance); Director, Hudson
                                                       City Savings Bank (since 1995); Director,
                                                       Hudson City Bancorp (banking); Trustee,
                                                       Scholarship Fund for Inner City Children
                                                       (since 1986).

-----------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       2005        Former Chancellor, University of Texas System             47
Born: 1944                                             and former President of the University of
                                                       Texas, Austin, Texas; Chairman and CEO, IBT
                                                       Technologies (until 2001); Director of the
                                                       following: The University of Texas Investment
                                                       Management Company (until 2000), Hire.com (until
                                                       2004), STC Broadcasting, Inc. and Sunrise
                                                       Television Corp. (until 2001), Symtx, Inc.
                                                       (electronic manufacturing) (since
                                                       2001), Adorno/Rogers Technology, Inc. (until
                                                       2004), Pinnacle Foods Corporation (until 2003),
                                                       rateGenius (since 2001), Jefferson-Pilot
                                                       Corporation (diversified life insurance company),
                                                       New Century Equity Holdings (formerly
                                                       Billing Concepts) (until 2001), eCertain (until
                                                       2001), ClassMap.com (until 2001), Agile
                                                       Ventures (until 2001), LBJ Foundation (until
                                                       2000), Golfsmith International, Inc.
                                                       (until 2000), Metamor Worldwide (until 2000),
                                                       AskRed.com (until 2001), Southwest Airlines (since
                                                       2000) and Introgen (since 2000); Advisory Director,
                                                       Q Investments (until 2003); Advisory Director,
                                                       Chase Bank (formerly Texas Commerce Bank -
                                                       Austin) (since 1988), LIN Television (since 2002)
                                                       and WilTel Communications (until 2003) and Hayes
                                                       Lemmerz International, Inc. (diversified
                                                       automobile parts supply company) (since 2003).

-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



-----------------------------------------------------------------------------------------------------------------------
                             Position(s)   Trustee/                                                    Number of John
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other               Hancock Funds
And Age                      Fund          since(2)    Directorships During Past 5 Years               Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------
Ronald R. Dion               Trustee       2005        Chairman and Chief Executive Officer, R.M.                47
Born: 1946                                             Bradley & Co., Inc.; Director, The New
                                                       England Council and Massachusetts Roundtable;
                                                       Director, Boston Stock Exchange; Trustee, North
                                                       Shore Medical Center; Director, BJ's Wholesale
                                                       Club, Inc. and a corporator of the Eastern
                                                       Bank; Trustee, Emmanuel College.
-----------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       1996        President and Chief Executive Officer,                    49
Born:  1939                                            Institute for Evaluating Health Risks,
                                                       (nonprofit institution) (until 2001); Chief
                                                       Scientist, Sciences International (health
                                                       research)(since 1998); Principal, Hollyhouse
                                                       (consulting)(since 2000); Director, CIIT
                                                       (nonprofit research) (since 2002).

-----------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       1996        Executive Director, Council for International             49
Born:  1943                                            Exchange of Scholars and Vice President,
                                                       Institute of International Education
                                                       (since 1998); Senior Fellow, Cornell Institute
                                                       of Public Affairs, Cornell University (until
                                                       1998); Former President of Wells College and St.
                                                       Lawrence University; Director, Niagara Mohawk
                                                       Power Corporation (until 2003); Director, Ford
                                                       Foundation, International Fellowships Program
                                                       (since 2002); Director, Lois Roth Endowment
                                                       (since 2002); Director, Council for International
                                                       Educational Exchange (since 2003).

-----------------------------------------------------------------------------------------------------------------------
Steven Pruchansky            Trustee       2005        Chairman and Chief Executive Officer, Mast                47
Born: 1944                                             Holdings, Inc. (since 2000); Director and
                                                       President, Mast Holdings, Inc. (until 2000);
                                                       Managing Director, JonJames, LLC (real
                                                       estate)(since 2001); Director, First
                                                       Signature Bank & Trust Company (until 1991);
                                                       Director, Mast Realty Trust (until 1994);
                                                       President, Maxwell Building Corp. (until
                                                       1991).
-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of John
                                Position(s)    Trustee/                                                    Hancock Funds
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other               Overseen by
And Age                         Fund           since(2)    Directorships During Past 5 Years               Trustee
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Norman H. Smith                 Trustee        2005        Lieutenant General, United States Marine              47
Born: 1933                                                 Corps; Deputy Chief to Staff for Manpower and
                                                           Reserve Affairs, Headquarters Marine
                                                           Corps; Commanding General III Marine
                                                           Expeditionary Force/3rd Marine
                                                           Division (retired 1991).


-----------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-----------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)        Trustee,       2004        Executive Vice President, Manulife Financial          49
Born:  1952                     President                  Corporation (since 2004); Chairman, Director,
                                and Chief                  President and Chief Executive Officer, John
                                Executive                  Hancock Advisers, LLC (the "Adviser") and The
                                Officer                    Berkeley Financial Group, LLC ("The Berkeley
                                                           Group"); Chairman, Director, President
                                                           and Chief Executive Officer, John Hancock
                                                           Funds, LLC. ("John Hancock Funds");
                                                           Chairman, Director, President and Chief
                                                           Executive Officer, Sovereign Asset
                                                           Management Corporation ("SAMCorp.");
                                                           Director, Chairman and President, NM
                                                           Capital Management, Inc. ("NM Capital");
                                                           President, John Hancock Retirement
                                                           Services, John Hancock Life Insurance Company
                                                           (until 2004); Chairman, Essex Corporation (until
                                                           2004); Co-Chief Executive Officer
                                                           MetLife Investors Group (until 2003);
                                                           Senior Vice President, AXA/Equitable
                                                           Insurance Company (until 2000).
-----------------------------------------------------------------------------------------------------------------------
Principal Officers who are
not Trustees
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
William H. King                 Vice           1992        Vice President and Assistant Treasurer, the          N/A
Born:  1952                     President                  Adviser; Vice President and Treasurer of each
                                and Treasurer              of the John Hancock funds; Assistant
                                                           Treasurer of each of the John Hancock funds
                                                           (until 2001).
-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of John
                                Position(s)    Trustee/                                                    Hancock Funds
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other               Overseen by
And Age                         Fund           since(2)    Directorships During Past 5 Years               Trustee
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Susan S. Newton                 Senior Vice     1992       Senior Vice President, Secretary and Chief           N/A
Born:  1950                     President,                 Legal Officer, SAMCorp., the Adviser and each
                                Secretary                  of the John Hancock funds, John Hancock Funds
                                and Chief                  and The Berkeley Group; Vice President,
                                Legal Officer              Signature Services (until 2000), Director,
                                                           Senior Vice President and Secretary, NM
                                                           Capital.
-----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199. (2) Each Trustee serves until resignation, retirement age or until her or his successor is elected. (3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees, who are not "interested persons".

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules, and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended October 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended October 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the Secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199-7603. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended October 31, 2004.

The Investment Performance Committee members are all of the Independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended October 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.



-----------------------------------------------------------------------------------------------------------------------
                                        Dollar Range of Fund       Aggregate Dollar Range of holdings in
Name of Trustee                         shares Owned by Trustee    John Hancock funds overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
James F. Carlin                         none                       Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.*                $1-10,000                  Over $100,000
-----------------------------------------------------------------------------------------------------------------------
William J. Cosgrove                     none                       Over $100,000
-----------------------------------------------------------------------------------------------------------------------
William H. Cunningham                   none                       $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Ronald R. Dion                          none                       Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner**                     $10,001-50,000             Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Dr. John A. Moore*                      $10,001-50,000             Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson*                  $10,001-50,000             Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Steven Pruchansky                       none                       Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Norman H. Smith*                        none                       Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-----------------------------------------------------------------------------------------------------------------------
James A. Shepherdson**                  $1-10,000                  $10,001-50,000
-----------------------------------------------------------------------------------------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: $1-10,000 and over $100,000 for Mr. Chapman, $50,001-100,000 and over $100,000 for Mr. Cosgrove, over $100,000 and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, $50,001-100,000 and over $100,000 for Mr. Moore, none and over $100,000 for Mr. Pruchansky, over $50,001-100,000 and over $100,000 for Mr.
Smith.

*Messrs. Carlin, Cunningham, Dion and Pruchansky were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

** Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.



                                                                            Total Compensation From
                                           Aggregate Compensation       the Fund and John Hancock Fund
Independent Trustees                          from the Fund (1)             Complex to Trustees (2)
--------------------                   -      ----------------              -----------------------
Dennis J. Aronowitz+                              $ 18,129                           $ 72,250
James F. Carlin++                                        0                             76,250
Richard P. Chapman*                                 19,997                             79,000
William J. Cosgrove*                                19,923                             79,500
William H. Cunningham*++                                 0                             74,250
Ronald R. Dion*++                                        0                             77,250
Richard A. Farrell+                                 19,860                             79,250
William F. Glavin*+                                 18,812                             74,250
Charles L. Ladner+++                                     0                             78,000
Dr. John A. Moore*                                  14,633                             74,000
Patti McGill Peterson                               13,873                             72,750
John Pratt+                                         19,174                             76,500
Steven R. Pruchansky*++                                  0                             79,250
Norman H. Smith*++                                       0                             77,750
                                              ------------                       ------------
Total                                             $144,401                         $1,070,250

(1) Compensation is for the fiscal year ended October 31, 2003.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Aronowitz, Chapman, Cosgrove, Farrell, Glavin and Pratt serving on twenty-one funds; Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky and Smith serving on thirty funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

*As of December 31, 2003, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $63,573, Mr. Cosgrove was $210,257, Mr. Cunningham was $563,218, Mr. Dion was $193,220, Mr. Glavin was $306,646, Dr. Moore was $248,464, Mr. Pruchansky was $150,981 and Mr. Smith was $276,224 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+Messrs. Aronowitz, Farrell, Glavin and Pratt retired as of December 31, 2004.

++ Messrs. Carlin, Cunningham, Dion and Pruchansky each became a Trustee and were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

+++ As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 3, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. As of that date, the following shareholders beneficially owned 5% or more of outstanding shares of each class of the Fund:


Name and Address of Owners of More than 5% of Shares      Class A         Class B       Class C
MLPF&S For The Sole                                       11.86%          19.33%        16.63%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

Citigroup Global Markets, Inc.                             6.57%           7.47%        24.63%
00109801250
Attn: Cindy Tempesta 7th Fl
333 West 34th Street
New York, New York  10001-2402

Prudential Securities                                        --            5.64%           --
Special Custody Account
For Exclusive Benefit of Customers
Attn: Surpas Omnibus Dept
1 New York Plaza
New York, New York 10292-0001

January 4, 2005


                     John Hancock Financial Industries Fund
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                  Dated March 1, 2004 as revised July 15, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").


-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of John
                             Position(s)   Trustee/                                                      Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other Directorships   Overseen by
And Age                      Fund          since(2)    During Past 5 Years                               Trustee
-----------------------------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner            Chairman      2004        Chairman and Trustee, Dunwoody Village, Inc.              49
Born: 1938                   and Trustee               (retirement services) (until 2003); Senior Vice
                                                       President and Chief Financial Officer, UGI
                                                       Corporation (public utility holding company)
                                                       (retired 1998); Vice President and Director
                                                       for AmeriGas, Inc. (retired 1998); Director
                                                       of AmeriGas Partners, L.P. (until 1997)(gas
                                                       distribution); Director, EnergyNorth, Inc. (until
                                                       1995); Director, Parks and History Association
                                                       (since 2001).

-----------------------------------------------------------------------------------------------------------------------
James F. Carlin              Trustee       2005        Director and Treasurer, Alpha Analytical                  47
Born:  1940                                            Laboratories (chemical analysis); Part Owner
                                                       and Treasurer, Lawrence Carlin Insurance
                                                       Agency, Inc. (since 1995); Part Owner and Vice
                                                       President, Mone Lawrence Carlin Insurance
                                                       Agency, Inc. (since 1996); Director/Treasurer,
                                                       Rizzo Associates (until 2000);  Chairman and
                                                       CEO, Carlin Consolidated, Inc.
                                                       (management/investments); Director/Partner,
                                                       Proctor Carlin & Co., Inc. (until 1999);
                                                       Trustee, Massachusetts Health and Education Tax
                                                       Exempt Trust; Director of the following:  Uno
                                                       Restaurant Corp. (until 2001), Arbella Mutual
                                                       (insurance) (until 2000), HealthPlan Services,
                                                       Inc. (until 1999), Flagship Healthcare, Inc.
                                                       (until 1999), Carlin Insurance Agency, Inc.
                                                       (until 1999); Chairman, Massachusetts Board of
                                                       Higher Education (until 1999).

-----------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       1996        President and Chief Executive Officer,                    39
Born:  1935                                            Brookline Bancorp., Inc. (lending) (since
                                                       1972); Chairman and Director, Lumber Insurance
                                                       Co. (insurance) (until 2000); Chairman and
                                                       Director, Northeast Retirement Services, Inc.
                                                       (retirement administration) (since 1998).

-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                         Number of John
                             Position(s)   Trustee/                                                      Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                 Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                 Trustee
-----------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       1996        Vice President, Senior Banker and Senior Credit           39
Born:  1933                                            Officer, Citibank, N.A. (banking) (retired
                                                       1991); Executive Vice President, Citadel Group
                                                       Representatives, Inc.;  (financial
                                                       reinsurance); Director, Hudson City Savings
                                                       Bank (since 1995); Director, Hudson City
                                                       Bancorp (banking); Trustee, Scholarship Fund
                                                       for Inner City Children (since 1986).
-----------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       2005        Former Chancellor, University of Texas System             47
Born: 1944                                             and former President of the University of
                                                       Texas, Austin, Texas; Chairman and CEO, IBT
                                                       Technologies (until 2001); Director of the
                                                       following: The University of Texas Investment
                                                       Management Company (until 2000), Hire.com (until
                                                       2004), STC Broadcasting, Inc. and Sunrise
                                                       Television Corp. (until 2001), Symtx, Inc.
                                                       (electronic manufacturing) (since
                                                       2001), Adorno/Rogers Technology, Inc. (until
                                                       2004), Pinnacle Foods Corporation (until 2003),
                                                       rateGenius (since 2001), Jefferson-Pilot
                                                       Corporation (diversified life insurance company),
                                                       New Century Equity Holdings (formerly
                                                       Billing Concepts) (until 2001), eCertain (until
                                                       2001), ClassMap.com (until 2001), Agile
                                                       Ventures (until 2001), LBJ Foundation (until
                                                       2000), Golfsmith International, Inc.
                                                       (until 2000), Metamor Worldwide (until 2000),
                                                       AskRed.com (until 2001), Southwest Airlines (since
                                                       2000) and Introgen (since 2000); Advisory Director,
                                                       Q Investments (until 2003); Advisory Director,
                                                       Chase Bank (formerly Texas Commerce Bank -
                                                       Austin) (since 1988), LIN Television (since 2002)
                                                       and WilTel Communications (until 2003) and Hayes
                                                       Lemmerz International, Inc. (diversified
                                                       automobile parts supply company) (since 2003).
-----------------------------------------------------------------------------------------------------------------------
(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of
                                                                                                             John Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                     Trustee
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Ronald R. Dion               Trustee       2005        Chairman and Chief Executive Officer, R.M. Bradley        47
Born: 1946                                             & Co., Inc.; Director, The New England Council and
                                                       Massachusetts Roundtable; Director, Boston Stock
                                                       Exchange; Trustee, North Shore Medical Center;
                                                       Director, BJ's Wholesale Club, Inc. and a
                                                       corporator of the Eastern Bank; Trustee, Emmanuel
                                                       College.
-----------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       1996        President and Chief Executive Officer, Institute          49
Born:  1939                                            for Evaluating Health Risks, (nonprofit
                                                       institution) (until 2001); Chief Scientist,
                                                       Sciences International (health research)(since
                                                       1998); Principal, Hollyhouse (consulting)(since 2000);
                                                       Director, CIIT(nonprofit esearch) (since 2002).

-----------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       1996        Executive Director, Council for International             49
Born:  1943                                            Exchange of Scholars and Vice President, Institute
                                                       of International Education (since 1998);
                                                       Senior Fellow, Cornell Institute of Public
                                                       Affairs, Cornell University (until 1998);
                                                       Former President of Wells College and St. Lawrence
                                                       University; Director, Niagara Mohawk Power
                                                       Corporation (until 2003); Director, Ford
                                                       Foundation, International Fellowships Program
                                                       (since 2002); Director, Lois Roth Endowment
                                                       (since 2002); Director, Council for International
                                                       Educational Exchange (since 2003).

-----------------------------------------------------------------------------------------------------------------------
Steven Pruchansky            Trustee       2005        Chairman and Chief Executive Officer, Mast                47
Born: 1944                                             Holdings, Inc. (since 2000); Director and
                                                       President, Mast Holdings, Inc. (until 2000);
                                                       Managing Director, JonJames, LLC (real
                                                       estate)(since 2001); Director, First Signature Bank
                                                       & Trust Company (until 1991); Director, Mast Realty
                                                       Trust (until 1994); President, Maxwell Building
                                                       Corp. (until 1991).
-----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of
                                           Trustee/                                                          John Hancock
                            Position(s)    Officer                                                           Funds
Name, Address (1)           Held with      since(2)   Principal Occupation(s) and other                      Overseen by
And Age                     Fund                      Directorships During Past 5 Years                      Trustee
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Norman H. Smith             Trustee        2005       Lieutenant General, United States Marine Corps;            47
Born: 1933                                            Deputy Chief to Staff for Manpower and Reserve
                                                      Affairs, Headquarters Marine Corps; Commanding
                                                      General III Marine Expeditionary Force/3rd Marine
                                                      Division (retired 1991).
-----------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-----------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)    Trustee,       2004       Executive Vice President, Manulife Financial               49
Born:  1952                 President                 Corporation (since 2004); Chairman, Director,
                            and Chief                 President and Chief Executive Officer, John Hancock
                            Executive                 Advisers, LLC (the "Adviser") and The Berkeley
                            Officer                   Financial Group, LLC ("The Berkeley Group");
                                                      Chairman, Director, President and Chief
                                                      Executive Officer, John Hancock Funds, LLC. ("John
                                                      Hancock Funds"); Chairman, Director, President and
                                                      Chief Executive Officer, Sovereign Asset Management
                                                      Corporation ("SAMCorp."); Director, Chairman and
                                                      President, NM Capital Management, Inc. ("NM
                                                      Capital"); President, John Hancock Retirement
                                                      Services, John Hancock Life Insurance Company
                                                      (until 2004); Chairman, Essex Corporation (until
                                                      2004); Co-Chief Executive Officer MetLife Investors
                                                      Group (until 2003); Senior Vice President,
                                                      AXA/Equitable Insurance Company (until 2000).
-----------------------------------------------------------------------------------------------------------------------
Principal Officers who
are not Trustees
-----------------------------------------------------------------------------------------------------------------------
William H. King             Vice           1996       Vice President and Assistant Treasurer, the Adviser;      N/A
Born:  1952                 President                 Vice President and Treasurer of each of the John
                            and Treasurer             Hancock funds; Assistant Treasurer of each of the
                                                      John Hancock funds (until 2001).
-----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of
                                                                                                             John Hancock
                                Position(s)    Trustee/                                                      Funds
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other                 Overseen by
And Age                         Fund           since(2)    DirectorshipsDuring Past 5 Years                  Trustee
-------------------------------------------------------------------------------------------------------------------------
Susan S. Newton                 Senior Vice    1996        Senior Vice President, Secretary and Chief        N/A
Born:  1950                     President,                 Legal Officer, SAMCorp., the Adviser and each
                                Secretary                  of the John Hancock funds, John Hancock Funds
                                and Chief                  and The Berkeley Group; Vice President,
                                Legal Officer              Signature Services (until 2000), Director,
                                                           Senior Vice President and Secretary, NM
                                                           Capital.
-------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees, who are not "interested persons".

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules, and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended October 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended October 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the Secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199-7603. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended October 31, 2004.

The Investment Performance Committee members are all of the Independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended October 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.

-------------------------------------------------------------------------------------------------------------
                                     Dollar Range of Fund shares   Aggregate Dollar Range of holdings in John
Name of Trustee                      Owned by Trustee              Hancock funds overseen by Trustee
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
James F. Carlin                      none                          Over $100,000
-------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.*             $1-10,000                     Over $100,000
-------------------------------------------------------------------------------------------------------------
William J. Cosgrove                  none                          Over $100,000
-------------------------------------------------------------------------------------------------------------
William H. Cunningham                none                          $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Ronald R. Dion                       none                          Over $100,000
-------------------------------------------------------------------------------------------------------------
Charles L. Ladner**                  $1-10,000                     Over $100,000
-------------------------------------------------------------------------------------------------------------
Dr. John A. Moore*                   $10,001-50,000                Over $100,000
-------------------------------------------------------------------------------------------------------------
Patti McGill Peterson*               none                          Over $100,000
-------------------------------------------------------------------------------------------------------------
Steven Pruchansky                    none                          Over $100,000
-------------------------------------------------------------------------------------------------------------
Norman H. Smith*                     $1-1,000                      Over $100,000
-------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-------------------------------------------------------------------------------------------------------------
James A. Shepherdson**               $1-10,000                     $10,001-50,000
-------------------------------------------------------------------------------------------------------------

(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: $1-10,000 and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, $10,001-50,000 and over $100,000 for Mr. Moore, none and over $100,000 for Mr. Pruchansky, none and over $100,000 for Mr. Smith.

*Messrs. Carlin, Cunningham, Dion and Pruchansky were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

** Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                                                            Total Compensation From
                                           Aggregate Compensation       the Fund and John Hancock Fund
Independent Trustees                          from the Fund (1)             Complex to Trustees (2)
--------------------                   -      ----------------              -----------------------
Dennis J. Aronowitz+                               $10,397                           $ 72,250
James F. Carlin++                                        0                             76,250
Richard P. Chapman*                                 11,454                             79,000
William J. Cosgrove*                                11,412                             79,500
William H. Cunningham*++                                 0                             74,250
Ronald R. Dion*++                                        0                             77,250
Richard A. Farrell+                                 11,376                             79,250
William F. Glavin*+                                 10,788                             74,250
Charles L. Ladner+++                                     0                             78,000
Dr. John A. Moore*                                   8,389                             74,000
Patti McGill Peterson                                7,961                             72,750
John Pratt+                                         10,988                             76,500
Steven R. Pruchansky*++                                  0                             79,250
Norman H. Smith*++                                       0                             77,750
                                                   -------                         ----------
Total                                              $82,765                         $1,070,250

(1) Compensation is for the fiscal year ended October 31, 2003.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Aronowitz, Chapman, Cosgrove, Farrell, Glavin and Pratt serving on twenty-one funds; Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky and Smith serving on thirty funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

*As of December 31, 2003, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $63,573, Mr. Cosgrove was $210,257, Mr. Cunningham was $563,218, Mr. Dion was $193,220, Mr. Glavin was $306,646, Dr. Moore was $248,464, Mr. Pruchansky was $150,981 and Mr. Smith was $276,224 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+Messrs. Aronowitz, Farrell, Glavin and Pratt retired as of December 31, 2004.

++ Messrs. Carlin, Cunningham, Dion and Pruchansky each became a Trustee and were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

+++ As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 3, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of each class of the Fund.


Name and Address of Owners of More than 5% of Shares      Class A         Class B       Class C
MLPF&S For The Sole                                       9.37%           25.66%        20.69%
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

Citigroup Global Markets, Inc.                             5.42%           8.02%        10.82%
00109801250
Attn: Cindy Tempesta 7th Fl
333 West 34th Street
New York, New York  10001-2402

Prudential Securities, Inc.                                  --            5.94%         7.75%
Special Custody Account For
Exclusive Benefit of Its Customers
Attn: Surpas Omnibus Dept
1 New York Plaza
New York, NY 10292-0001

John Hancock Advisers, LLC                                   --              --        100.0%
Attn: Kelly A. Conway
101Huntington Avenue
Boston, MA 02199-7602

January 4, 2004


                       John Hancock Small Cap Equity Fund
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                  Dated March 1, 2004 as revised July 15, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

Number of John
-------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of John
                             Position(s)   Trustee/                                                        Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                   Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                   Trustee
-------------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
Charles L. Ladner            Chairman      2004        Chairman and Trustee, Dunwoody Village, Inc.              49
Born: 1938                   and Trustee               (retirement services) (until 2003); Senior Vice
                                                       President and Chief Financial Officer, UGI
                                                       Corporation (public utility holding company)
                                                       (retired 1998); Vice President and Director
                                                       for AmeriGas, Inc. (retired 1998); Director
                                                       of AmeriGas Partners, L.P. (until 1997)(gas
                                                       distribution); Director, EnergyNorth, Inc. (until
                                                       1995); Director, Parks and History Association
                                                       (since 2001).
-------------------------------------------------------------------------------------------------------------------------
James F. Carlin              Trustee       2005        Director and Treasurer, Alpha Analytical                  47
Born:  1940                                            Laboratories (chemical analysis); Part Owner and
                                                       Treasurer, Lawrence Carlin Insurance Agency, Inc.
                                                       (since 1995); Part Owner and Vice President, Mone
                                                       Lawrence Carlin Insurance Agency, Inc. (since
                                                       1996); Director/Treasurer, Rizzo Associates
                                                       (until 2000);  Chairman and CEO, Carlin
                                                       Consolidated, Inc. (management/investments);
                                                       Director/Partner, Proctor Carlin & Co., Inc.
                                                       (until 1999); Trustee, Massachusetts Health and
                                                       Education Tax Exempt Trust; Director of the
                                                       following:  Uno Restaurant Corp. (until 2001),
                                                       Arbella Mutual (insurance) (until 2000),
                                                       HealthPlan Services, Inc. (until 1999), Flagship
                                                       Healthcare, Inc. (until 1999), Carlin Insurance
                                                       Agency, Inc. (until 1999); Chairman,
                                                       Massachusetts Board of Higher Education (until
                                                       1999).
-------------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       1994        President and Chief Executive Officer, Brookline          39
Born:  1935                                            Bancorp., Inc. (lending) (since 1972); Chairman
                                                       and Director, Lumber Insurance Co. (insurance)
                                                       (until 2000); Chairman and Director, Northeast
                                                       Retirement Services, Inc. (retirement
                                                       administration) (since 1998).
-------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of John
                             Position(s)   Trustee/                                                        Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                   Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                   Trustee
-------------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       1994        Vice President, Senior Banker and Senior Credit            39
Born:  1933                                            Officer, Citibank, N.A. (banking) (retired 1991);
                                                       Executive Vice President, Citadel Group
                                                       Representatives, Inc.;  (financial reinsurance);
                                                       Director, Hudson City Savings Bank (since 1995);
                                                       Director, Hudson City Bancorp (banking); Trustee,
                                                       Scholarship Fund for Inner City Children (since
                                                       1986).
-------------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       2005        Former Chancellor, University of Texas System and         47
Born: 1944                                             former President of the University of Texas,
                                                       Austin, Texas; Chairman and CEO, IBT Technologies
                                                       (until 2001); Director of the following: The
                                                       University of Texas Investment Management
                                                       Company (until 2000), Hire.com (until 2004),
                                                       STC Broadcasting, Inc. and Sunrise Television
                                                       Corp. (until 2001), Symtx, Inc. (electronic
                                                       manufacturing) (since 2001), Adorno/Rogers
                                                       Technology, Inc. (until 2004), Pinnacle Foods
                                                       Corporation (until 2003), rateGenius (since 2001),
                                                       Jefferson-Pilot Corporation (diversified
                                                       life insurance company), New Century Equity
                                                       Holdings (formerly Billing Concepts) (until
                                                       2001), eCertain (until 2001), ClassMap.com
                                                       (until 2001), Agile Ventures (until 2001),
                                                       LBJ Foundation (until 2000), Golfsmith
                                                       International, Inc. (until 2000), Metamor
                                                       Worldwide (until 2000), AskRed.com (until 2001),
                                                       Southwest Airlines (since 2000) and Introgen (since
                                                       2000); Advisory Director, Q Investments (until
                                                       2003); Advisory Director, Chase Bank (formerly
                                                       Texas Commerce Bank - Austin) (since 1988), LIN
                                                       Television (since 2002) and WilTel Communications
                                                       (until 2003) and Hayes Lemmerz International,
                                                       Inc. (diversified automobile parts supply
                                                       company) (since 2003).

-------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of John
                             Position(s)   Trustee/                                                        Hancock Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                   Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                   Trustee
-------------------------------------------------------------------------------------------------------------------------
Ronald R. Dion               Trustee       2005        Chairman and Chief Executive Officer, R.M.                47
Born: 1946                                             Bradley & Co., Inc.; Director, The New England
                                                       Council and Massachusetts Roundtable; Director,
                                                       Boston Stock Exchange; Trustee, North Shore
                                                       Medical Center; Director, BJ's Wholesale Club,
                                                       Inc. and a corporator of the Eastern Bank;
                                                       Trustee, Emmanuel College.
-------------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       1996        President and Chief Executive Officer, Institute          49
Born:  1939                                            for Evaluating Health Risks, (nonprofit
                                                       institution) (until 2001); Chief Scientist,
                                                       Sciences International(health research)(since
                                                       1998); Principal, Hollyhouse (consulting)
                                                       (since 2000); Director, CIIT(nonprofit
                                                       research) (since 2002).
-------------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       1996        Executive Director, Council for International             49
Born:  1943                                            Exchange of Scholars and Vice President,
                                                       Institute of International Education
                                                       (since 1998); Senior Fellow, Cornell Institute
                                                       of Public Affairs, Cornell University (until
                                                       1998); Former President of Wells College and St.
                                                       Lawrence University; Director, Niagara Mohawk
                                                       Power Corporation (until 2003); Director, Ford
                                                       Foundation, International Fellowships Program
                                                       (since 2002); Director, Lois Roth Endowment
                                                       (since 2002); Director,Council for International
                                                       Educational Exchange (since 2003).

-------------------------------------------------------------------------------------------------------------------------
Steven Pruchansky            Trustee       2005        Chairman and Chief Executive Officer, Mast                47
Born: 1944                                             Holdings, Inc. (since 2000); Director and
                                                       President, Mast Holdings, Inc. (until 2000);
                                                       Managing Director, JonJames, LLC (real
                                                       estate)(since 2001); Director, First Signature
                                                       Bank & Trust Company (until 1991); Director, Mast
                                                       Realty Trust (until 1994); President, Maxwell
                                                       Building Corp. (until 1991).
-------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of John
                                Position(s)    Trustee/                                                    Hancock Funds
Name, Address (1)               Held with      Officer     Principal Occupation(s) and other               Overseen by
And Age                         Fund           since(2)    Directorships During Past 5 Years               Trustee
-------------------------------------------------------------------------------------------------------------------------
Norman H. Smith                 Trustee        2005        Lieutenant General, United States Marine        47
Born: 1933                                                 Corps; Deputy Chief to Staff for Manpower
                                                           and Reserve Affairs, Headquarters Marine
                                                           Corps; Commanding General III Marine
                                                           Expeditionary Force/3rd Marine Division
                                                           (retired 1991).

-------------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)        Trustee,       2004        Executive Vice President, Manulife Financial    49
Born:  1952                     President                  Corporation (since 2004); Chairman, Director,
                                and Chief                  President and Chief Executive Officer, John
                                Executive                  Hancock Advisers, LLC (the "Adviser") and The
                                Officer                    Berkeley Financial Group, LLC ("The Berkeley
                                                           Group"); Chairman, Director, President and
                                                           Chief Executive Officer, John Hancock Funds,
                                                           LLC. ("John Hancock Funds"); Chairman, Director,
                                                           President and Chief Executive Officer, Sovereign
                                                           Asset Management Corporation ("SAMCorp.");
                                                           Director, Chairman and President, NM Capital
                                                           Management, Inc. ("NM Capital"); President,
                                                           John Hancock Retirement Services, John Hancock
                                                           Life Insurance Company (until 2004); Chairman,
                                                           Essex Corporation (until 2004); Co-Chief
                                                           Executive Officer MetLife Investors Group
                                                           (until 2003); Senior Vice President, AXA/Equitable
                                                           Insurance Company (until 2000).
-------------------------------------------------------------------------------------------------------------------------
Principal Officers who are
not Trustees
-------------------------------------------------------------------------------------------------------------------------
William H. King                 Vice           1994        Vice President and Assistant Treasurer, the     N/A
Born:  1952                     President                  Adviser; Vice President and Treasurer of each
                                and Treasurer              of the John Hancock funds; Assistant
                                                           Treasurer of each of the John Hancock funds
                                                           (until 2001).
-------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

----------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of John
                             Position(s)    Trustee/                                                    Hancock Funds
Name, Address (1)            Held with      Officer     Principal Occupation(s) and other               Overseen by
And Age                      Fund           since(2)    Directorships During Past 5 Years               Trustee
----------------------------------------------------------------------------------------------------------------------
Susan S. Newton              Senior Vice    1994        Senior Vice President, Secretary and Chief      N/A
Born:  1950                  President,                 Legal Officer, SAMCorp., the Adviser and each
                             Secretary                  of the John Hancock funds, John Hancock Funds
                             and Chief                  and The Berkeley Group; Vice President,
                             Legal Officer              Signature Services (until 2000), Director,
                                                        Senior Vice President and Secretary, NM
                                                        Capital.
----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees, who are not "interested persons".

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules, and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended October 31, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended October 31, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the Secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199-7603. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended October 31, 2004.

The Investment Performance Committee members are all of the Independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended October 31, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.

-------------------------------------------------------------------------------------------------------------
                                   Dollar Range of Fund shares     Aggregate Dollar Range of holdings in John
Name of Trustee                    Owned by Trustee                Hancock funds overseen by Trustee
-------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------
James F. Carlin                    none                            Over $100,000
-------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.*           $1-10,000                       Over $100,000
-------------------------------------------------------------------------------------------------------------
William J. Cosgrove                none                            Over $100,000
-------------------------------------------------------------------------------------------------------------
William H. Cunningham              none                            $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Ronald R. Dion                     none                            Over $100,000
-------------------------------------------------------------------------------------------------------------
Charles L. Ladner**                $1-10,000                       Over $100,000
-------------------------------------------------------------------------------------------------------------
Dr. John A. Moore*                 $10,001-50,000                  Over $100,000
-------------------------------------------------------------------------------------------------------------
Patti McGill Peterson*             $1-10,000                       Over $100,000
-------------------------------------------------------------------------------------------------------------
Steven Pruchansky                  none                            Over $100,000
-------------------------------------------------------------------------------------------------------------
Norman H. Smith*                   $10,001-50,000                  Over $100,000
-------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
-------------------------------------------------------------------------------------------------------------
James A. Shepherdson**             $1-10,000                       $10,001-50,000
-------------------------------------------------------------------------------------------------------------

(1) This Fund does participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: $10,001-50,000 and over $100,000 for Mr. Chapman, $10,001-50,000 and over $100,000 for Mr.
Cosgrove, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, $50,001-100,000 and over $100,000 for Mr. Moore, none and over $100,000 for Mr. Pruchansky, $10,001-$50,000 and over $100,000 for Mr. Smith.

*Messrs. Carlin, Cunningham, Dion and Pruchansky were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

** Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                                                            Total Compensation From
                                           Aggregate Compensation       the Fund and John Hancock Fund
Independent Trustees                          from the Fund (1)             Complex to Trustees (2)
--------------------                          ----------------              -----------------------
Dennis J. Aronowitz+                               $ 3,287                        $   72,250
James F. Carlin++                                        0                            76,250
Richard P. Chapman*                                  3,625                            79,000
William J. Cosgrove*                                 3,615                            79,500
William H. Cunningham*++                                 0                            74,250
Ronald R. Dion*++                                        0                            77,250
Richard A. Farrell+                                  3,603                            79,250
William F. Glavin*+                                  3,412                            74,250
Charles L. Ladner+++                                     0                            78,000
Dr. John A. Moore*                                   2,654                            74,000
Patti McGill Peterson                                2,515                            72,750
John Pratt+                                          3,478                            76,500
Steven R. Pruchansky*++                                  0                            79,250
Norman H. Smith*++                                       0                            77,750
                                                   -------                        ----------
Total                                              $26,189                        $1,070,250

(1) Compensation is for the fiscal year ended October 31, 2003.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Aronowitz, Chapman, Cosgrove, Farrell, Glavin and Pratt serving on twenty-one funds; Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky and Smith serving on thirty funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

*As of December 31, 2003, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Chapman was $63,573, Mr. Cosgrove was $210,257, Mr. Cunningham was $563,218, Mr. Dion was $193,220, Mr. Glavin was $306,646, Dr. Moore was $248,464, Mr. Pruchansky was $150,981 and Mr. Smith was $276,224 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+Messrs. Aronowitz, Farrell, Glavin and Pratt retired as of December 31, 2004.

++ Messrs. Carlin, Cunningham, Dion and Pruchansky each became a Trustee and were elected to the Board by shareholders on December 1, 2004 effective January 1, 2005. Mr. Smith was appointed to the Board by the Trustees on December 14, 2004 effective January 1, 2005.

+++ As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as a Trustee of the Fund and Independent Chairman of the Board.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 3, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of each class of the Fund.

Name and Address of Owners of More than 5%    Class A       Class B      Class C      Class I      Class R
of Shares
MLPF&S For The Sole                           11.60%        14.68%       13.86%       --           --
Benefit of Its Customers
Attn Fund Administration
4800 Deer Lake Drive East 2nd Fl
Jacksonville FL 32246-6484

Citigroup Global Markets, Inc.                --            6.12%        21.31%       --           --
00109801250
Attn: Cindy Tempesta 7th Fl
333 West 34th Street
New York, New York  10001-2402

Fidelity Investments Institutional            --            --           --           77.20%       --
Operations Co. (FIIOC) As agent for certain
employee benefit plans
100 Magellan Way #KW1C
Covington,  KY 41015-1999

MCB Trust Services Custodian FBO              --            --           --           16.52%       --
The Investment Incentive Plan
700 17th St STE 150
Denver CO

John Hancock Advisers, LLC                    --            --           --           --           90.36%
Attn: Kelly A. Conway
101 Huntington Avenue
Boston, MA 02199-7603
January 4, 2005